Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets
Loans at fair value	$ 4,860,318	¥ 33,417,119		¥ 667,838,880
Financial guarantee derivative, assets	52,105,289	358,249,913
Liabilities
Payable to investors at fair value of the Consolidated Trusts				(667,080,871)
Financial guarantee derivative				(53,260,916)
Recurring
Assets
Loans at fair value	4,860,318	33,417,119		667,838,880
Financial guarantee derivative, assets	52,105,289	358,249,913
Total assets	56,965,607	391,667,032		667,838,880
Liabilities
Payable to investors at fair value of the Consolidated Trusts				(667,080,871)
Financial guarantee derivative				(53,260,916)
Total liabilities				(720,341,787)
Level 3 | Recurring
Assets
Loans at fair value	4,860,318	33,417,119	$ 97,133,137	667,838,880	¥ 723,746,021
Financial guarantee derivative, assets	52,105,289	358,249,913
Total assets	$ 56,965,607	¥ 391,667,032		667,838,880
Liabilities
Payable to investors at fair value of the Consolidated Trusts			$ (97,022,889)	(667,080,871)	¥ (728,104,511)
Financial guarantee derivative				(53,260,916)
Total liabilities				¥ (720,341,787)